Business Segments (Reconciliation Of Operating Profit (Loss) From Segments To Consolidated Statements Of Income) (Details) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Business Segments [Abstract]
Operating profit	¥ 794.3	¥ 799.4
Provision for credit losses	(89)	(186)
Foreign exchange gains-net	78	163
Trading account profits-net	330	270
Equity investment securities gains (losses)-net	(118)	24
Debt investment securities losses-net	(119)	(87)
Equity in losses of equity method investees	(515)	(45)
Impairment of intangible assets	(27)	(16)
Other-net	60	28
Income before income tax expense	¥ 394	¥ 950